Summary Of Supplemental Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for the measurement of operating lease liabilities	$ 91,063	$ 80,921	$ 75,357
Operating lease ROU assets obtained in exchange for operating lease obligations	$ 141,198	$ 59,093	$ 290,422